Transactions with non interesting - Non interesting interests and the impact (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total impact of transactions with non-controlling interests	¥ (7,824)	¥ (771)	¥ (870)
Reserves
Total impact of transactions with non-controlling interests	(5,248)	(3,079)	118
Non-controlling interests
Total impact of transactions with non-controlling interests	(2,576)	2,308	(988)
Huizhou Pengai
Acquisition of additional interests in subsidiaries		(180)	(1,290)
Huizhou Pengai | Reserves
Acquisition of additional interests in subsidiaries		410	(308)
Huizhou Pengai | Non-controlling interests
Acquisition of additional interests in subsidiaries		(590)	(982)
Changsha Pengai
Acquisition of additional interests in subsidiaries	(1,050)
Disposal of interests in subsidiaries without loss of control			420
Changsha Pengai | Reserves
Acquisition of additional interests in subsidiaries	(539)
Disposal of interests in subsidiaries without loss of control			426
Changsha Pengai | Non-controlling interests
Acquisition of additional interests in subsidiaries	(511)
Disposal of interests in subsidiaries without loss of control			¥ (6)
Chongqing Pengai
Acquisition of additional interests in subsidiaries	(1,250)	(6,250)
Chongqing Pengai | Reserves
Acquisition of additional interests in subsidiaries	(867)	(3,820)
Chongqing Pengai | Non-controlling interests
Acquisition of additional interests in subsidiaries	(383)	(2,430)
Pengai Xiuqi
Disposal of interests in subsidiaries without loss of control		1,320
Pengai Xiuqi | Non-controlling interests
Disposal of interests in subsidiaries without loss of control		1,320
Guangzhou Pengai
Acquisition of additional interests in subsidiaries	(3,008)
Disposal of interests in subsidiaries without loss of control	940	1,880
Guangzhou Pengai | Reserves
Acquisition of additional interests in subsidiaries	(1,946)
Disposal of interests in subsidiaries without loss of control	642	681
Guangzhou Pengai | Non-controlling interests
Acquisition of additional interests in subsidiaries	(1,062)
Disposal of interests in subsidiaries without loss of control	298	1,199
Hangzhou Pengai
Acquisition of additional interests in subsidiaries	(4,906)
Disposal of interests in subsidiaries without loss of control		2,459
Hangzhou Pengai | Reserves
Acquisition of additional interests in subsidiaries	(2,389)
Disposal of interests in subsidiaries without loss of control		(350)
Hangzhou Pengai | Non-controlling interests
Acquisition of additional interests in subsidiaries	(2,517)
Disposal of interests in subsidiaries without loss of control		¥ 2,809
Nanchang Pengai
Disposal of interests in subsidiaries without loss of control	950
Nanchang Pengai | Reserves
Disposal of interests in subsidiaries without loss of control	(161)
Nanchang Pengai | Non-controlling interests
Disposal of interests in subsidiaries without loss of control	1,111
Yantai Pengai Jiayan
Disposal of interests in subsidiaries without loss of control	500
Yantai Pengai Jiayan | Reserves
Disposal of interests in subsidiaries without loss of control	12
Yantai Pengai Jiayan | Non-controlling interests
Disposal of interests in subsidiaries without loss of control	¥ 488